REVENUE AND SEGMENT INFORMATION	12 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
REVENUE AND SEGMENT INFORMATION

13. REVENUE AND SEGMENT INFORMATION

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for detailing the Company’s business segments.

The Company’s chief operating decision maker is the Chief Executive Officer, uses net income (loss) and operating income (loss) as measures of profit or loss on a consolidated basis when making decisions, allocating resources and assessing the performance. The Company has determined that it has a single operating segment for purposes of allocating resources and evaluating financial performance; accordingly. The Company’s key financial metrics used by the CODM help make key operating decisions, include significant acquisitions and allocation of budget between cost of revenues, general and administrative expenses. Information regarding the Company’s net income (loss) and operating income (loss) is disclosed in the Consolidated Statements Income (Loss) and Comprehensive Income (Loss). Segment expenses and other items are reviewed by the CODM on the same basis as presented in the Statements Income (Loss) and Comprehensive Income (Loss). The CODM does not separately evaluate performance or allocate resources based on segment assets. As a result asset information by segment is not presented.

Based on the management’s assessment, the Company determined that it has only one operating segment which is the provision of forwarding services and therefore one reportable segment as defined by ASC 280. During the years ended September 30, 2025 and 2024, 100% of the Company’s long-lived assets were located in Hong Kong. For the years ended September 30, 2025 and 2024, revenue and assets within Hong Kong contributed substantial revenue and assets of the Company. The single segment represents the Company’s core business of providing (i) air freight forwarding services; (ii) ocean freight forwarding services; and (iii) other services to its customers in Hong Kong. Our other services include warehousing and distribution, X-ray, gate charge and palletization.

The following table presents revenue by major revenue type for the years ended September 30, 2023, 2024 and 2025, respectively:

	For the years ended September 30,
	2023	2024	2025
	US$	US$	US$
Air freight forwarding services	33,236,407	48,010,322	41,934,661
Ocean freight forwarding services	378,039	898,709	564,941
Other services	2,459,558	3,267,078	1,584,129

Total	36,074,004	52,176,109	44,083,731

The following table presents revenue by timing of revenue recognition for the years ended September 30, 2023, 2024 and 2025, respectively:

	For the years ended September 30,
	2023	2024	2025
	US$	US$	US$
Timing of revenue recognition
Services transferred over time	33,880,177	49,045,423	42,648,473
Services transferred at a point in time	2,193,827	3,130,686	1,435,258

Total	36,074,004	52,176,109	44,083,731